Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,086,783
Series 2021B
07/01/2038	5.000%	850,000	948,830
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,089,025
07/01/2035	5.000%	2,000,000	2,210,622
Series 2021E
07/01/2038	5.000%	1,000,000	1,116,270
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,004,586
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	654,368
Total			10,110,484
Charter Schools 2.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,856,102
International Charter School
Series 2015
04/15/2025	5.000%	315,000	324,570
04/15/2033	5.000%	1,335,000	1,378,015
Total			3,558,687
Higher Education 22.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	651,115
Series 2022
10/01/2039	4.000%	400,000	407,352
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,156,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,120,737
10/01/2036	5.000%	1,140,000	1,269,050
Series 2019
10/01/2036	5.000%	1,535,000	1,718,572
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	548,949
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,612,199
01/01/2034	5.000%	1,000,000	1,068,886
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,215,296
10/01/2028	5.000%	1,100,000	1,169,435
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	538,459
10/01/2035	5.000%	455,000	489,058
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	938,168
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,081,514
Western New England University
Series 2015
09/01/2032	5.000%	500,000	523,236
09/01/2033	5.000%	1,225,000	1,277,476
09/01/2034	5.000%	1,285,000	1,336,081
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	725,906
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	532,710
Series 2017
09/01/2037	5.000%	290,000	310,372
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	972,901
10/01/2033	5.000%	900,000	985,746
Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,010,651
07/01/2036	4.000%	1,000,000	1,006,959
Boston University
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,036,501
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,296,519
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,121,330
Series 2013J
10/01/2024	5.250%	500,000	515,697
10/01/2025	5.500%	450,000	465,233
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	937,720
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,206,808
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,333,859
Total			37,580,931
Hospital 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,246,555
Series 2016I
07/01/2033	5.000%	3,000,000	3,216,641
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,191,646
08/15/2034	5.000%	2,250,000	2,374,144
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,294,213
Series 2020
07/01/2037	5.000%	2,250,000	2,490,486
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	4,645,779
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,319,505
Series 2019O
12/01/2035	5.000%	175,000	194,851
Series 2021G
07/01/2038	5.000%	225,000	250,613
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,479,028
Series 2017
07/01/2031	5.000%	1,000,000	1,094,482
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,050,078
07/01/2034	5.000%	1,500,000	1,562,015
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,073,375
07/01/2037	5.000%	1,035,000	1,122,496
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	321,956
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,071,690
Total			31,999,553
Human Service Provider 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	981,748
Joint Power Authority 1.5%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,125,568
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 2015A
Series 2021A
07/01/2038	4.000%	750,000	779,727
07/01/2039	4.000%	620,000	637,838
Total			2,543,133

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.6%
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	452,440
02/01/2031	4.000%	495,000	534,286
Total			986,726
Multi-Family 2.0%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,250,183
10/01/2034	5.000%	2,000,000	2,021,571
Total			3,271,754
Other Bond Issue 5.2%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,065,148
05/01/2031	5.000%	1,000,000	1,061,301
Series 2017 (BAM)
05/01/2034	5.000%	500,000	550,039
05/01/2035	5.000%	500,000	549,066
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,769,994
04/01/2035	5.000%	2,350,000	2,598,642
Total			8,594,190
Pool / Bond Bank 1.4%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,289,891
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,098,812
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.4%
Massachusetts Clean Energy Cooperative Corp.
Prerefunded 07/01/23 Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,806,255
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,054,398
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,282,343
Massachusetts State College Building Authority(b)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,500,693
Total			10,643,689
Retirement Communities 5.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,301,427
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	986,025
10/01/2039	5.000%	250,000	263,804
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	1,006,264
Massachusetts Development Finance Agency(c),(d)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,520,459
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,556,893
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,609,292
Total			8,244,164

Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 7.7%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,467,334
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	2,995,248
Series 2008B
07/01/2023	5.000%	910,000	939,026
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,484,851
07/01/2032	0.000%	5,105,000	3,753,621
Massachusetts School Building Authority
Revenue Bonds
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,172,893
Total			12,812,973
Single Family 0.0%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2029	5.000%	75,000	87,081
State General Obligation 8.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,366,875
Series 2019G
09/01/2036	4.000%	2,000,000	2,117,230
Series 2020B
03/01/2032	4.000%	2,500,000	2,731,296
Limited General Obligation Refunding Bonds
Series 2020D
11/01/2036	4.000%	1,000,000	1,066,597
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,439,900
Total			14,721,898
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 1.0%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Education Loan
Series 2021
07/01/2029	5.000%	1,250,000	1,408,881
Series 2020B
07/01/2028	5.000%	250,000	281,098
Total			1,689,979
Transportation 0.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,564,372
Turnpike / Bridge / Toll Road 3.3%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,267,193
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,290,680
Total			5,557,873
Water & Sewer 3.4%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	5,704,339
Total Municipal Bonds (Cost $165,094,671)			164,042,277

Money Market Funds 1.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(e)	72,497	72,490
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(e)	2,424,026	2,424,026
Total Money Market Funds (Cost $2,496,523)		2,496,516
Total Investments in Securities (Cost: $167,591,194)		166,538,793
Other Assets & Liabilities, Net		(402,912)
Net Assets		166,135,881

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $4,686,644, which represents 2.82% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT191_10_M01_(09/22)